June 23, 2016	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: State Street Institutional Investment Trust (Registration Nos. 333-30810 and 811-09819)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Investment Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 222 to the Trust’s Registration Statement under the Securities Act and Amendment No. 223 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 222/223”), including (i) the Prospectuses for State Street Institutional Liquid Reserves Fund and State Street Institutional Treasury Plus Money Market Fund (the “Funds”); (ii) the Statement of Additional Information for the Funds; and (iii) other information and the signature pages.

Amendment No. 222/223 is being made to register Trust Class shares of each Fund as well as to make certain other changes to the Registration Statement, including adding disclosure regarding floating net asset value and liquidity fees and redemption gates for State Street Institutional Liquid Reserves Fund. It is intended that this Amendment No. 222/223 become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures